Investments in Limited Partnerships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Investments in Limited Partnerships (Details) [Line Items]
Number Of Investments Held In Limited Partnership	three
Number Of Investments Held In Limited Companies	one
Limited partnerships	$ 144.8	$ 357.5
Minimum [Member]
Investments in Limited Partnerships (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	5.30%
Maximum [Member]
Investments in Limited Partnerships (Details) [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	18.50%